Operating Lease	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Leases [Abstract]
Operating Lease

NOTE 10 – OPERATING LEASE

In February 2016, the FASB issued ASU No. 2016-02, Leases. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases. Leases are classified as either finance or operating with classification affecting the pattern of expense recognition in the statement of operations. We adopted ASU No. 2016-02 on April 1, 2019. We did not record a lease asset and lease liability as of the adoption date as we had no lease arrangements or lease obligation at that time.

During the nine months ended December 31, 2019 we entered two operating leases for office space in Eatontown, New Jersey (the “Eatontown Lease”) and Kaysville, Utah (the “Kaysville Lease”). We have the option to extend the three year lease term of the Eatontown Lease for a period of one year. In addition, we are obligated to pay twelve monthly installments to cover an annual utility charge of $1.75 per rentable square foot for electric usage within the demised premises. As the lessor has the right to digitally meter and charge us accordingly, these payments were deemed variable and will be expensed as incurred. During the three and nine months ended December 31, 2019 the variable lease costs amounted to $831 and $1,385, respectively. At commencement of the Eatontown Lease, right-of-use assets obtained in exchange for new operating lease liabilities amounted to $110,097. We have the option to extend the twelve-and-a-half-month lease term of the Kaysville Lease for a period of one year. At commencement of the Kaysville Lease, right-of-use assets obtained in exchange for new operating lease liabilities amounted to $21,147.

Operating lease expense was $16,397 and $24,630 for the three and nine months ended December 31, 2019, respectively. Operating cash flows used for the operating leases during the three and nine months ended December 31, 2019 were $12,897 and $18,797, respectively. As of December 31, 2019, the weighted average remaining lease term was 2.34 years and the weighted average discount rate was 12%.

Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

Remainder of 2020	$14,897
2021	56,794
2022	48,000
2023	16,000
Total	135,691
Less: Interest	(17,294)
Present value of lease liability	118,397
Operating lease liability, current [1]	(59,064)
Operating lease liability, long term	$59,333

[1] Represents lease payments to be made in the next 12 months

NOTE 9 – OPERATING LEASE

In February 2016, the FASB issued ASU No. 2016-02, Leases. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases. Leases are classified as either finance or operating with classification affecting the pattern of expense recognition in the statement of operations. We adopted ASU No. 2016-02 on April 1, 2019. We did not record a lease asset and lease liability as of the adoption date as we had no lease arrangements or lease obligation at that time.

During the year ended March 31, 2020 we entered two operating leases for office space in Eatontown, New Jersey (the “Eatontown Lease”) and Kaysville, Utah (the “Kaysville Lease”). We have the option to extend the three-year lease term of the Eatontown Lease for a period of one year. In addition, we are obligated to pay twelve monthly installments to cover an annual utility charge of $1.75 per rentable square foot for electric usage within the demised premises. As the lessor has the right to digitally meter and charge us, these payments were deemed variable and will be expensed as incurred. During the year ended March 31, 2020 the variable lease costs amounted to $2,217. At commencement of the Eatontown Lease, right-of-use assets obtained in exchange for new operating lease liabilities amounted to $110,097. We have the option to extend the twelve-and-a-half-month lease term of the Kaysville Lease for a period of one year. At commencement of the Kaysville Lease, right-of-use assets obtained in exchange for new operating lease liabilities amounted to $21,147.

Operating lease expense was $41,027 for the year ended March 31, 2020. Operating cash flows used for the operating leases during the year ended March 31, 2020 was $33,694. As of March 31, 2020, the weighted average remaining lease term was 2.15 years and the weighted average discount rate was 12%.

Future minimum lease payments under non-cancellable leases as of March 31, 2020 were as follows:

2021	$56,794
2022	48,000
2023	16,000
Total	120,794
Less: Interest	(13,996)
Present value of lease liability	106,798
Operating lease liability, current [1]	(56,530)
Operating lease liability, long term	$50,268

[1] Represents lease payments to be made in the next 12 months